Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Receivables related to employees' exercise of share-based compensation		¥ 70,659	¥ 0
Prepaid taxes		46,725	39,904
Advances to employees		14,881	11,183
Rental and advertising deposits		10,928	12,351
Prepaid rental and advertising expenses		4,135	9,463
Interest receivable		1,578	0
Prepaid professional service fees		0	162
Others		8,385	5,801
Total	$ 25,370	¥ 157,291	¥ 78,864